Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities:
Net loss	$ (694,001)	$ (751,303)	$ (3,314,157)	$ (4,132,159)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	947	597	3,242	862
Share based compensation	223,512	233,447	1,323,892	2,657,418
Changes in operating assets and liabilities:
Accounts receivable	8,006	8,182	(663)	(875)
Prepaid expenses and other	(9,595)	4,286	4,873	(19,828)
Deposits			0	2,519
Deferred offering costs	(252,515)	(28,368)	(734,084)	(25,507)
Accounts payable and accrued expenses	519,934	(116,150)	545,303	269,307
Net cash used in operating activities	(203,712)	(649,309)	(2,171,594)	(1,248,263)
Cash flows from investing activities:
Additions to property and equipment	(1,469)	(2,751)	(5,889)	(4,978)
Additions to intellectual property	(8,983)	(20,227)	(57,532)	(84,556)
Net cash used in investing activities	(10,452)	(22,978)	(63,421)	(89,534)
Cash flows from financing activities:
Proceeds from issuances of common stock			793,971	2,705,872
Proceeds from notes payable - related parties	77,398
Net cash provided by financing activities	794,019	0	793,971	2,705,872
Net (decrease) increase in cash	(136,766)	(672,287)	(1,441,044)	1,368,075
Cash, beginning of period	161,251	1,602,295	1,602,295	234,220
Cash, end of period	$ 24,485	$ 930,008	$ 161,251	$ 1,602,295